ARROW INVESTMENTS TRUST

ARROW DWA TACTICAL: INCOME FUND

CLASS A SHARES: ASFFX

CLASS C SHARES: ASFTX

INSTITUTIONAL CLASS SHARES: ASFNX

ARROW DWA TACTICAL: BALANCED FUND

CLASS A SHARES: DWAFX

CLASS C SHARES: DWATX

INSTITUTIONAL CLASS SHARES: DWANX

ARROW DWA TACTICAL: MACRO FUND

CLASS A SHARES: DWTFX

CLASS C SHARES: DWTTX

INSTITUTIONAL CLASS SHARES: DWTNX

ARROW MANAGED FUTURES STRATEGY FUND

CLASS A SHARES: MFTFX

CLASS C SHARES: MFTTX

INSTITUTIONAL CLASS SHARES: MFTNX

ARROW DWA TACTICAL: MACRO ETF

DWAT

ARROW DWA TACTICAL: INTERNATIONAL ETF

DWCR

Incorporated herein by reference is the definitive version of the Prospectus for each of the above-referenced Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 4, 2020 (SEC Accession No. 0001580642-20-004377).